Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2023	2024
	US$	US$
Value added tax recoverable	2,329,848	981,320
Other receivables	922,375	389,098
Advance to suppliers	63,780	24,731
Others	68,204	54,220
Prepaid expenses and other current assets	3,384,207	1,449,369